Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.68513%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$579,068.25

Principal:
Principal Collections	$11,723,011.09
Prepayments in Full	$4,090,505.62
Liquidation Proceeds	$91,998.09
Recoveries	$88,163.83
Sub Total	$15,993,678.63
Collections	$16,572,746.88

Purchase Amounts:
Purchase Amounts Related to Principal	$271,228.69
Purchase Amounts Related to Interest	$1,194.83
Sub Total	$272,423.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,845,170.40

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,845,170.40
Servicing Fee	$168,981.75	$168,981.75	$0.00	$0.00	$16,676,188.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,676,188.65
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,676,188.65
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,676,188.65
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,676,188.65
Interest - Class A-4 Notes	$86,613.82	$86,613.82	$0.00	$0.00	$16,589,574.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,589,574.83
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$16,495,615.83
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,495,615.83
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$16,427,750.41
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,427,750.41
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$16,344,530.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,344,530.83
Regular Principal Payment	$15,596,056.36	$15,596,056.36	$0.00	$0.00	$748,474.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$748,474.47
Residual Released to Depositor	$0.00	$748,474.47	$0.00	$0.00	$0.00
Total		$16,845,170.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,596,056.36
Total					$15,596,056.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,596,056.36	$117.63	$86,613.82	$0.65	$15,682,670.18	$118.28
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$15,596,056.36	$8.30	$331,657.82	$0.18	$15,927,714.18	$8.48

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$65,782,650.09	0.4961358	$50,186,593.73	0.3785096
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$194,752,650.09	0.1036271	$179,156,593.73	0.0953285

Pool Information
Weighted Average APR	3.578%	3.599%
Weighted Average Remaining Term	20.76	20.06
Number of Receivables Outstanding	25,674	24,525
Pool Balance	$202,778,105.10	$186,385,032.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$194,752,650.09	$179,156,593.73
Pool Factor	0.1044495	0.0960056

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$7,228,438.82
Targeted Overcollateralization Amount	$7,228,438.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,228,438.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		121	$216,329.06
(Recoveries)		182	$88,163.83
Net Loss for Current Collection Period			$128,165.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7585%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1264%
Second Prior Collection Period			0.3412%
Prior Collection Period			0.9031%
Current Collection Period			0.7904%
Four Month Average (Current and Prior Three Collection Periods)			0.5403%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,400	$18,086,283.02
(Cumulative Recoveries)			$3,451,320.74
Cumulative Net Loss for All Collection Periods			$14,634,962.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7538%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,825.98
Average Net Loss for Receivables that have experienced a Realized Loss			$2,286.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.07%	506	$5,731,225.44
61-90 Days Delinquent	0.34%	44	$626,230.92
91-120 Days Delinquent	0.10%	12	$182,308.51
Over 120 Days Delinquent	0.50%	65	$939,407.16
Total Delinquent Receivables	4.01%	627	7,479,172.03

Repossession Inventory:
Repossessed in the Current Collection Period		15	$185,160.99
Total Repossessed Inventory		26	$388,767.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4340%
Prior Collection Period			0.4518%
Current Collection Period			0.4934%
Three Month Average			0.4597%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer